Employment and Compensation Arrangements - Share-based compensation expense (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-based compensation expense	$ 17,469	$ 3,176
Tax benefit recognized	$ (2)	$ 78